FAIR VALUE (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2012	Oct. 31, 2011
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]

In accordance with FASB ASC 820, “Fair Value Measurements and Disclosures”, the following table represents the Company’s fair value hierarchy for its financial liabilities measured at fair value on a recurring basis as of October 31, 2011:

Level 3 — 2011
Fair Value of Embedded Derivative	$946,046
Common Stock Warrants	$6,391,071
Total	$7,337,117

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

The following table provides the liabilities carried at fair value measured on a recurring basis as of July 31, 2012:

July 31, 2012	Level 1	Level 2	Level 3	Total

Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from October 2012 through November 2015	$-	$	$1,265,985	$1,265,985
Embedded derivative liability, convertible at $0.15 from May 2012 through January 2013	$-	$	$2,136	$2,136
May 2012 Notes			$472,840	$472,870

In accordance with the fair value hierarchy described above, the following table shows the fair value of the Company's financial instruments that are required to be measured at fair value as of October 31, 2011 and October 31, 2010:

October 31, 2011	Level 1	Level 2	Level 3	Total

Common stock warrant liability, warrants exercisable at $.15 - $0.1952 from February 2011 through November 2015	$-	$	$6,391,071	$6,391,071
Embedded derivative liability, convertible at $0.15 from August 2011 through May 2012	$-	$	$946,046	$946,046

October 31, 2010	Level 1		Level 2	Level 3	Total

Common stock warrant liability, warrants exercisable at $.15 - $0.287 from February 2011 through August 2015	$		$-	$13,006,194	$13,006,194
C Embedded derivative liability, convertible at $0.15 from October 2010 through May 2011		$-	$-	$81,028	$81,028

Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The following table summarizes the changes in fair value of the Company's Level 3 financial instruments for the three and nine months ended July 31, 2012 and July 31, 2011.

Embedded derivative liability

	July 31, 2012	July 31, 2011
Beginning balance at October 31, 2011 and 2010	$946,046	$81,028
Issuance of embedded derivatives associated with convertible notes	306,568	200,569
Note Conversions and Payoffs	(670,755)	-
Change in fair value	159,657	(51,972)
Balance at January 31, 2012 and 2011	741,496	229,625
Issuance of embedded derivatives associated with convertible notes	-	697,736
Note Conversions	(165,693)	-
Note Payoffs	-	(5,904)
Change in fair value	(438,054)	918,870
Balance at April 30, 2012 and 2011	$137,749	$1,840,327
Issuance of embedded derivatives associated with convertible notes		2,719,345
Debt for Equity Exchanges: May, October and December 2011 Notes	(115,046)
Note Conversions and Payoffs	-	(739,787)
Reclassification of JMJ Note		(516,571)
Change in fair value	(20,567)	(2,216,715)
Balance at July 31, 2012 and 2011	2,136	1,086,599

Common stock warrant liability:

	July 31, 2012	July 31, 2011
Beginning balance at October 31, 2011 and 2010	$6,391,071	$13,006,194
Issuance of common stock warrants	-	600,407
Exercises and Exchanges of warrants	59,572	(1,295,884)
Change in fair value	(923,052)	(3,789,889)
Balance at January 31, 2012 and 2011	$5,527,591	$8,520,828

Issuance of common stock warrants	-	3,111,758
Exercises of warrants	-	(639,960)
Exchanges of warrants	(134,796)	-
Change in fair value	(2,302,707)	4,915,676
Balance at April 30, 2012 and 2011	$3,090,088	$15,908,302
Issuance of common stock warrants	291,400	36,376
Reclassification of liabilities to equity	-	613,003
Debt for Equity Exchange: Bridge Notes	(4,750)	-
July Warrant Exchanges	(407,501)	-
Exercises and/or Exchanges of warrants	-	(1,714,266)
Change in fair value	(1,703,252)	(6,906,747)
Balance at July 31, 2012 and 2011	1,265,985	7,936,668

May 2012 Notes	July 31, 2012

Issuance of notes	687,000

Issuance of C/S warrants	(291,400)

Changes in fair value	77,270

$472,870

The following table summarizes the changes in fair value of the Company's Level 3 financial instruments for the twelve months ended October 31, 2011:  The following table summarizes the changes in fair value of the Company’s Level 3 financial instruments for the twelve months ended October 31, 2010.

Embedded derivative liability

	October 31, 2011	October 31, 2010
Beginning balance at October 31, 2010 and 2009	$81,028	$1,086,514
Issuance of embedded derivatives associated with convertible notes	3,505,605	522,530
Note Conversions and Payoffs	(683,977)	(825,682)
Reclassification of embedded derivative liability to equity	(190,449)	-
Change in fair value	(1,766,161)	(702,334)
Ending balance	$946,046	$81,028

Common stock warrant liability:

	October 31, 2011	October 31, 2010
Beginning balance at October 31, 2010 and 2009	$13,006,194	$11,961,734
Issuance of common stock warrants	5,065,326	8,579,900
Exercises and Exchanges of warrants	(3,826,409)	(7,792,198)
Reclassification of common stock warrant liability to equity	101,867	-
Change in fair value	(7,955,907)	256,758
Ending balance	$6,391,071	$13,006,194

Embedded Derivative Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]

In fair valuing the embedded derivative liability, at July 31, 2012 and July 31, 2011, the Company used the following inputs:

in its BSM Model:

	7/31/2012	7/31/2011

Exercise Price:	0.15	0.15

Stock Price	0.073	0.1485

Expected term:	92-162 days	92-286 days

Volatility %	79.53%-86%	54.73%-78.46%

Risk Free Rate:	.11%-.15%	.10-.18%

Common Stock Warrant Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]

In fair valuing the warrant liability, at July 31, 2012 and July 31, 2011, the Company used the following inputs:

in its BSM Model:

	7/31/2012	7/31/2011

Exercise Price:	0.15	0.15

Stock Price	0.073	0.1485

Expected term:	15-1752 days	185-1825 days

Volatility %	65.59%-91.95%	65.68%-174.18%

Risk Free Rate:	.07%-.27%	.10-.18%

May Two Thousand and Twelve Notes [Member]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]

In fair valuing the embedded conversion feature related to the May 2012 Notes, at July 31, 2012, the Company used the following inputs in its BSM Model:

Exercise Price:	0.15

Stock Price	0.073

Expected term:	291 days

Volatility %	71.25%

Risk Free Rate:	0.15%